Investment Strategy - Kurv Bitcoin Enhanced Income ETF	Feb. 03, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to exceed the price return of bitcoin by primarily investing under normal circumstances in derivative instruments on bitcoin and bitcoin-related exchange traded products (“ETPs”), including bitcoin-related exchange traded funds (“ETFs”) and bitcoin-related exchange traded notes (“ETNs”), backed by a portfolio of Fixed Income Instruments of varying maturities, which may be represented by options and forwards, as well as Preferred Securities Instruments. The Fund may also invest in bitcoin-related ETFs directly and derivative instruments on bitcoin as well as derivative instrument on indices that includes bitcoin.

Bitcoin-related ETFs are those that invest primarily in bitcoin and/or over-the-counter or exchange-traded derivatives on bitcoin such as forward contracts, futures contracts, and options contracts or swap contracts. Bitcoin-related ETNs are those with interest and/or principal payments linked to the price of bitcoin. Derivatives are primarily used as substitutes for bitcoin because they are expected to produce returns that are substantially similar to those of bitcoin. Derivatives used by the Fund are expected to produce a significant portion of the Fund’s returns. The Fund does not invest more than 25% of Fund assets in over-the-counter derivative contracts with any one counterparty. ETFs and ETNs may employ leverage, which magnifies the changes in the underlying bitcoin index or bitcoin price upon which they are based. Bitcoin-related ETPs generally are not registered under the Investment Company Act of 1940, as amended, and, generally, are not actively managed.

“Fixed Income Instruments” include bonds, debt securities, and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities as well as ETPs on such instruments and options on such ETPs. “Preferred Securities Instruments” consist of preferred securities of U.S. companies and ETPs primarily investing in preferred securities. The Fund may invest in U.S. and non-U.S. Fixed Income Instruments of any maturity or duration.

The Fund normally uses option contracts on bitcoin-related ETPs, including FLEX options, to gain exposure to bitcoin. The value of option contracts on bitcoin-related ETPs as well as bitcoin-related ETPs should closely track changes in bitcoin prices.

The Fund may gain long exposure via purchasing shares of bitcoin-related ETPs or creating a synthetic long position. To achieve a synthetic long exposure, the Fund buys call options of a bitcoin-related ETP and, simultaneously, sells put options of the ETP with the same expiries and strike prices to try to replicate the price movements of the underlying ETP. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the bitcoin-related ETP for the duration of the application option exposure. The synthetic long position to an underlying bitcoin-related ETP when the Fund buys put and call options directly will not exceed 200% of net asset value.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the securities of bitcoin-related ETPs or derivatives on bitcoin or bitcoin-related ETPs. The Fund will consider the investments of the underlying ETPs in which it invests when determining compliance with its 80% policy. Additionally, for the purposes of complying with its 80% investment policy, the Fund will use the notional value of the derivatives it holds.

The Fund may invest, without limitation, in derivative instruments, such as options, including FLEX options, forward and futures contracts, options on futures, or swap agreements, subject to applicable law and any other restrictions described in the Fund’s prospectus or Statement of Additional Information.

As part of its strategy, the Fund may employ various option strategies to generate income and/or to preserve capital. Example of strategies are:

Covered Call Writing

As part of its strategy, the Fund may write (sell) call option contracts on bitcoin-related ETPs to generate income. If the Fund gains long exposure synthetically, since the Fund does not directly own shares of the ETP, these written call options will be sold short (i.e., selling a position it does not currently own). Any amount of covered call writing above the physical and synthetic long positions will be considered uncovered. The Adviser may engage in uncovered calls rather than covered calls when it believes there might be a mispricing of volatility in the market.

It is important to note that the sale of an ETP’s call option contracts will limit the Fund’s participation in the appreciation in the ETP’s price. If the price of the ETP increases, the above-referenced synthetic and/or holding the underlying ETP directly would allow the Fund to experience similar percentage gains. However, if the ETP’s price appreciates beyond the strike price of one or more of the sold (short) call option contracts, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s synthetic and long ETP exposure. As a result, the Fund’s overall strategy (i.e., the combination of the synthetic and/or long exposure to the ETP and the sold (short) the ETP’s call positions) will limit the Fund’s participation in gains in the ETP’s price beyond a certain point.

When the Fund engages in covered call writing with respect to an underlying ETP, it receives cash from the buyer of the call option who in exchange for that cash obtains the right to purchase the ETP on or before the expiration date at a predetermined price called the strike price. Writing covered call options is also considered long short. Generally, the notional principal amount of written covered call options will not exceed the principal amount of the synthetic or long position in the bitcoin or bitcoin-related ETP, however, the Fund may write call options for an amount in excess of the value of an ETP position in the Fund’s portfolio.

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the underlying securities or instruments. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no underlying security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the underlying security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Call or Put Spreads

The Fund may write (sell) call or put spreads instead of than stand-alone call option contracts to seek increased participation in the potential appreciation of an underlying security or instrument’s share price, while still generating net premium income. In a call option spread, the Fund may sell (write) an out-of-the-money call option (above the current market price) while also purchasing another call option that is further out of the money. Similarly, in a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Risk Reversals or Protective Collars

The Fund may write (sell) risk reversals rather than stand-alone call option contracts to seek to limit loss from of an underlying security or instrument’s share price. The cost of this protection would be offset by the premiums earned from a written call option. In a risk reversal, the Fund may sell (write) an out-of-the-money call option (above the current market price) call option while simultaneously purchasing an out-of-the-money put option.

Protective Puts

The Fund may purchase out-of-the-money protective put options to seek to limit loss from its underlying ETP share price. The cost of protection may reduce the income generated in the portfolio.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its underlying ETP share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund generally utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash.

As derivatives tracking bitcoin or bitcoin-related ETPs may be purchased with a fraction of the assets that would be needed to purchase the ETP securities directly for the equivalent amount of exposure, the remainder of the Fund’s assets may be invested in Fixed Income and Preferred Securities Instruments. Kurv actively manages the Fixed Income and Preferred Securities Instruments held by the Fund with a view toward enhancing the Fund’s total return.

The Fund primarily invests in U.S. dollar-denominated investment grade debt securities, rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security. The Fund may invest, without limitation, in U.S. dollar-denominated securities and instruments of foreign issuers as well as in other G10 currencies on a hedged basis.

The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis and may engage in short sales. Assets not invested in bitcoin-related ETPs, equity securities or derivatives, may be invested in Fixed Income Instruments and Preferred Securities Instruments. The Fund may also enter into reverse repurchase agreements. The Fund may invest up to 20% of its total assets in high yield securities, including high yield ETFs (“junk bonds”) rated B or higher by Moody’s Investors Service, Inc. (“Moody’s”), or equivalently rated by Standard & Poor’s Ratings Services (“S&P”) or Fitch, Inc. (“Fitch”), or, if unrated, determined by Kurv to be of comparable quality. In the event that ratings services assign different ratings to the same security, Kurv will use the highest rating as the credit rating for that security.

The Fund may invest, without limitation, in mortgage or asset-backed securities, including to-be-announced transactions. The Fund may purchase and sell securities on a when-issued, delayed delivery or forward commitment basis. The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls).

With respect to the Fund’s fixed income investments, the Fund may invest, without limitation, in securities denominated in foreign currencies and in U.S. dollar-denominated securities of foreign issuers. Additionally, with respect to such investments, the Fund may invest up to 10% of its total assets in securities and instruments that are economically tied to emerging market countries (this limitation does not apply to investment grade sovereign debt denominated in the local currency with less than 1 year remaining to maturity, which means with respect to the Fund’s fixed income investments, the Fund may invest in such instruments without limitation subject to any applicable legal or regulatory limitation). Emerging market countries include any country other than the countries comprising the MSCI World Index (currently, Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States).

With respect to the Fund’s fixed income investments, the Fund will normally limit its foreign currency exposure (from non-U.S. dollar-denominated securities or currencies) to 10% of its total assets. The Fund may also invest up to 15% of its total assets in Preferred Securities Instruments.

The Fund is non-diversified

Wholly-Owned Subsidiary

Certain investments of the Fund, specifically, any investments that generate “non-qualifying income” for purposes of qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), such as direct investments in bitcoin-related ETPs will only be held through a wholly-owned and controlled foreign subsidiary of the Fund (the “Subsidiary”) organized under the laws of the Cayman Islands. Investments that generate “qualifying income” for purposes of qualifying as a RIC, including options on Bitcoin ETPs, generally will be held at the Fund-level.

The Fund may invest up to 25% of its total assets (measured at the time of investment) in the Subsidiary, consistent with the limits of the U.S. federal tax law requirements applicable to registered investment companies. The Subsidiary will be advised by the Adviser. Unlike the Fund, the Subsidiary may directly invest without limitation in bitcoin-related ETPs; however, the Fund complies with the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), governing investment policies, capital structure, and leverage on an aggregate basis with the Subsidiary. In addition, the Subsidiary complies with the provision of the 1940 Act relating to investment advisory contracts, affiliated transactions, and custody, and will have the same custodian as the Fund. The Fund does not intend to create or acquire primary control of any entity that primarily engages in investment activities in securities or other assets, except for the entity that is wholly-owned by the Fund.

See “Additional Information About the Fund” below for a more detailed description of the synthetic covered call strategy.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in the securities of bitcoin-related ETPs or derivatives on bitcoin or bitcoin-related ETPs.